Deferred Compensation Expenses	12 Months Ended
Oct. 31, 2025
Deferred Compensation Expenses [Abstract]
DEFERRED COMPENSATION EXPENSES

Note 5 — DEFERRED COMPENSATION EXPENSES

Deferred compensation expenses consisted of the following:

	October 31, 2025	October 31, 2024
Deferred compensation expenses (1)	$2,718,079	$5,785,899
Total	$2,718,079	$5,785,899
Including:
Deferred compensation expenses	$1,587,603	$3,338,719
Deferred compensation expense -long term	$1,130,476	$2,447,180

(1)	For the fiscal year ended October 31, 2025, the Company issued an aggregate of 80,000 Class A Ordinary Shares to consultants as compensation to replace their related cash compensation. Service terms generally range from several months to 3 years. As of October 31, 2025, the fair value of unamortized shares was $2,718,079, which was considered as the prepaid portion of share-based compensation.